U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.  20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                  Pursuant to Rule 24f-2

 1.  Name and address of issuer:

     Salomon Brothers Series Funds Inc
     7 World Trade Center
     New York, New York  10048

 2.  Name of each series or class of funds for which this notice is filed:

     Salomon Brothers Cash Management Fund
     Salomon Brothers New York Municipal Bond Fund
     Salomon Brothers National Intermediate Municipal Fund
     Salomon Brothers U.S. Government Income Fund
     Salomon Brothers High Yield Bond Fund
     Salomon Brothers Strategic Bond Fund
     Salomon Brothers Total Return Fund
     Salomon Brothers New York Municipal Money Market Fund
     Salomon Brothers Institutional Money Market Fund
     Salomon Brothers Asia Growth Fund

 3.  Investment Company Act File Number:  811-06087

     Securities Act File Number:  33-34423

 4.  Last day of fiscal year for which this notice is filed: December 31,
     1996

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                   [ ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     Salomon Brothers New York Municipal Money Market Fund
     Number: 6,415,473    Amount:  $6,415,473

     Salomon Brothers Institutional Money Market Fund
     Number: 25,306,287   Amount:  $25,306,287

     Salomon Brothers New York Municipal Bond Fund
     Number: 493,102      Amount: $4,436,190

 8.  Number and amount of securities registered during the fiscal year other
     than pursuant to rule 24f-2:   0

 9. Number and aggregate sale price of securities sold during the fiscal year:

     Number of shares: 701,681,245    Aggregate sale price: $936,331,731

10. Number and aggregate sale price of securities sold during the fiscal in reliance upon registration pursuant to rule 24f-2:

     Number of shares: 669,854,330*   Aggregate sale price: $903,602,650

     Number of shares                 Aggregate sale price

     *total sold (Item #9)              701,681,245         $936,331,731
      less credit from shares
      registered other than
      pursuant to Rule 24f-2
      in a prior fiscal year
      but remained unsold at
      the beginning of the
      fiscal year (Item #7)
      - Salomon Brothers New
      York Municipal Money
      Market Fund, Institutional
      Money Market Fund, New York
      Municipal Bond Fund               [31,826,915]         [32,729,081]
                                        ------------        -------------
                                         669,854,330        $903,602,650
                                        ------------        -------------
                                        ------------        -------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            rule 24f-2 (from Item 10):                      $903,602,650

     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):      +          0

     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                              -      511,220,377

     (iv)   Aggregate price of shares redeemed or
            repurchased and previously applied as
            a reduction to filing fees pursuant to
            rule 24e-2 (if applicable):               +          0

     (v)    Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus
            line (ii), less line (iii), plus line
            (iv)] (if applicable):                           392,382,273

     (vi)   Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation (see
            Instruction C.6):                          x       1/3300

      (vii) Fee due [line (i) or line (v) multiplied
            by line (vi)]:                                  $118,903.72

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1997

                        SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*     /s/ Alan M. Mandel

                                     -----------------------------
                                         Alan M. Mandel, Treasurer



        Date  February 26, 1997